Document and Entity Information	6 Months Ended
Jun. 30, 2023
Cover page
Document Type	POS AM
Entity Registrant Name	Butterfly Network, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001804176
Amendment Flag	false